UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA MONEY MARKET FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
JANUARY 31, 2004



[LOGO OF USAA]
   USAA(R)

                         USAA MONEY
                               MARKET Fund

                                 [GRAPHIC OF USAA MONEY MARKET FUND]

                         S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         26

    Financial Statements                                                      28

    Notes to Financial Statements                                             31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                          THE UNCERTAINTY ABOUT THE TIMING OF
                                        AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                           TWO MORE GOOD REASONS TO HAVE USAA
                                              HELPING YOU MANAGE YOUR MONEY.

                                                          "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                         1/31/04                     7/31/03
--------------------------------------------------------------------------------
Net Assets                          $3,137.2 Million            $3,398.7 Million
Net Asset Value Per Share                 $1.00                       $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/04
--------------------------------------------------------------------------------

7/31/03 TO 1/31/04*     1 YEAR         5 YEARS       10 YEARS       7-DAY YIELD
      0.33%              0.78%          3.40%          4.29%            0.60%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                             7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------

 [CHART OF 7-DAY YIELD COMPARISON]

                USAA
            MONEY MARKET
                FUND          IMONEYNET AVERAGE
            ------------      -----------------
 1/28/2003      1.13%               0.66%
 2/25/2003      1.09                0.62
 3/25/2003      0.97                0.57
 4/29/2003      0.99                0.55
 5/27/2003      0.95                0.53
 6/24/2003      0.79                0.48
 7/29/2003      0.67                0.39
 8/26/2003      0.67                0.38
 9/30/2003      0.69                0.38
10/28/2003      0.65                0.38
11/25/2003      0.64                0.39
12/30/2003      0.65                0.39
 1/27/2004      0.59                0.38

            [END CHART]

                 DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 1/27/04.

                 The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

 . . . C O N T I N U E D
========================--------------------------------------------------------


--------------------------------------------------------------------------------
                         CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

[CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                 USAA MONEY MARKET FUND
                 ----------------------
 1/31/1994              $10,000
 2/28/1994               10,023
 3/31/1994               10,050
 4/30/1994               10,076
 5/31/1994               10,109
 6/30/1994               10,142
 7/31/1994               10,175
 8/31/1994               10,213
 9/30/1994               10,251
10/31/1994               10,291
11/30/1994               10,333
12/31/1994               10,379
 1/31/1995               10,432
 2/28/1995               10,479
 3/31/1995               10,530
 4/30/1995               10,577
 5/31/1995               10,632
 6/30/1995               10,682
 7/31/1995               10,734
 8/31/1995               10,785
 9/30/1995               10,832
10/31/1995               10,885
11/30/1995               10,934
12/31/1995               10,982
 1/31/1996               11,035
 2/29/1996               11,080
 3/31/1996               11,124
 4/30/1996               11,172
 5/31/1996               11,220
 6/30/1996               11,263
 7/31/1996               11,314
 8/31/1996               11,361
 9/30/1996               11,410
10/31/1996               11,459
11/30/1996               11,505
12/31/1996               11,557
 1/31/1997               11,607
 2/28/1997               11,652
 3/31/1997               11,703
 4/30/1997               11,753
 5/31/1997               11,804
 6/30/1997               11,858
 7/31/1997               11,911
 8/31/1997               11,961
 9/30/1997               12,017
10/31/1997               12,071
11/30/1997               12,120
12/31/1997               12,181
 1/31/1998               12,235
 2/28/1998               12,285
 3/31/1998               12,342
 4/30/1998               12,395
 5/31/1998               12,447
 6/30/1998               12,504
 7/31/1998               12,560
 8/31/1998               12,617
 9/30/1998               12,671
10/31/1998               12,724
11/30/1998               12,778
12/31/1998               12,832
 1/31/1999               12,881
 2/28/1999               12,927
 3/31/1999               12,981
 4/30/1999               13,030
 5/31/1999               13,076
 6/30/1999               13,131
 7/31/1999               13,182
 8/31/1999               13,238
 9/30/1999               13,292
10/31/1999               13,345
11/30/1999               13,406
12/31/1999               13,469
 1/31/2000               13,532
 2/29/2000               13,591
 3/31/2000               13,656
 4/30/2000               13,716
 5/31/2000               13,789
 6/30/2000               13,859
 7/31/2000               13,932
 8/31/2000               14,006
 9/30/2000               14,076
10/31/2000               14,153
11/30/2000               14,226
12/31/2000               14,297
 1/31/2001               14,375
 2/28/2001               14,436
 3/31/2001               14,498
 4/30/2001               14,557
 5/31/2001               14,611
 6/30/2001               14,657
 7/31/2001               14,704
 8/31/2001               14,745
 9/30/2001               14,780
10/31/2001               14,813
11/30/2001               14,840
12/31/2001               14,863
 1/31/2002               14,884
 2/28/2002               14,902
 3/31/2002               14,922
 4/30/2002               14,942
 5/31/2002               14,963
 6/30/2002               14,981
 7/31/2002               15,000
 8/31/2002               15,021
 9/30/2002               15,038
10/31/2002               15,057
11/30/2002               15,074
12/31/2002               15,089
 1/31/2003               15,105
 2/28/2003               15,117
 3/31/2003               15,129
 4/30/2003               15,141
 5/31/2003               15,154
 6/30/2003               15,164
 7/31/2003               15,173
 8/31/2003               15,182
 9/30/2003               15,190
10/31/2003               15,199
11/30/2003               15,207
12/31/2003               15,215
 1/31/2004               15,223

           [END CHART]

                 DATA FROM 1/31/94 THROUGH 1/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DISTRIBUTIONS.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE USAA MONEY MARKET FUND'S PERFORMANCE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]  PAMELA BLEDSOE NOBLE, CFA
                                    USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The seven-day yield on your USAA Money Market Fund has decreased slightly from 0.67% on July 31, 2003, to 0.60% on January 30, 2004. The total return for the same period was 0.33%, compared to an average of 0.20% for all retail money market funds ranked by iMoneyNet, Inc. According to iMoneyNet, the Fund ranked 43 out of 350 money market funds for the six-month period ended January 31, 2004. For the calendar year 2003, the Fund also received iMoneyNet's "Top Money Fund Manager Award" among 127 Prime Retail money market mutual funds with assets in excess of $1 billion.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 The economy showed signs of strength during the period, driven by the president's tax cuts, the mortgage credit boom, and the

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 6 FOR THE IMONEYNET, INC. DEFINITION.

                 THE WINNERS OF THE MONEY FUND REPORT(TM) TOP MANAGER AWARDS ARE EARNED BY THE PORTFOLIO MANAGERS OF FUNDS THAT HAD THE HIGHEST GROSS TOTAL RETURNS FOR 2003. THE TOP MANAGER DESIGNATION IS AWARDED TO TWO PORTFOLIO MANAGERS IN EACH OF THREE FUND UNIVERSES. THESE UNIVERSES ARE GOVERNMENT, PRIME, AND TAX-FREE/MUNICIPAL. WINNERS WERE NAMED FROM EACH OF THE FUND UNIVERSES WHICH INCLUDE INSTITUTIONAL AND RETAIL FUNDS, IN TWO
                 DIVISIONS: FUNDS WITH TOTAL PORTFOLIO ASSETS OF AT LEAST $1 BILLION AND FUNDS WITH ASSETS UNDER $1 BILLION BUT MORE THAN $100 MILLION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 winding down of large-scale combat operations in Iraq. In the final months of 2003, the economic data suggested that the recovery might become self-sustaining. Strong corporate earnings, for example, led companies to increase capital spending and hiring. Stronger economic growth and a strengthening job market sparked a slight rise in Treasury yields.

                 The Federal Reserve Board (the Fed) left short-term interest rates unchanged at 1%. Although the Fed indicated in December that it would keep rates low for a "considerable period," it seemed to change its position in January, saying that it "can be patient." Clearly, the Fed has moved to a more neutral position and may in fact raise interest rates later in 2004.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Because short-term interest rates remained low, we purchased fixed-rate securities with longer maturities, believing they would add value. As a result, our portfolio weighted average maturity rose from 44 days at the end of July 2003 to 51 days by January 2004.

                 To maintain our flexibility at a time when the Fed may begin raising rates, we continue to hold a large percentage of variable-rate demand notes (VRDNs). VRDNs, which generally have interest rates that are reset weekly, include a demand feature that allows the owner to sell the bond back to the issuer at par value with notice of seven days or less. During the period, they offered better yields and had better credit profiles than corporate bonds or commercial paper. To position the Fund in improving economic conditions, we also sought higher yields by adding other varieties of floating-rate issues whenever possible.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

                 We expect the economy to continue its improvement. Many market participants believe the Fed will raise interest rates during 2004. However, we do not believe Fed governors will act until the economy shows significant strength and demonstrates it can sustain its growth. Once rate increases begin, they are likely to be moderate and gradual. Because we believe that money market yields have reached their lows, we have positioned the Fund to take advantage of higher rates as they occur.

                 We continue to believe that money markets are a prudent part of a diversified portfolio because they provide access to liquid assets and help investors preserve principal.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                   PORTFOLIO MIX
                      1/31/04

           [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                   44.3%

Adjustable-Rate Notes                        22.8%

Bonds/Notes/Certificates of Deposit          18.4%

Commercial Paper/Put Bonds                   16.0%

                   [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-25.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 Fixed-rate instruments - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 Commercial paper - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most credit-worthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

                 Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 Adjustable-rate notes - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                     CD          Certificate of Deposit
                     COP         Certificate of Participation
                     GO          General Obligation
                     IDA         Industrial Development Authority/Agency
                     MFH         Multifamily Housing
                     MLO         Municipal Lease Obligation
                     MTN         Medium-Term Note
                     PCRB        Pollution Control Revenue Bond
                     RB          Revenue Bond

                 Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high quality bank, insurance company, or other corporation, or a collateral trust.

                     (LOC)       Enhanced by a bank letter of credit.
                     (NBGA)      Enhanced by a non-bank guarantee agreement.
                     (LIQ)       Enhanced by a bank liquidity agreement.
                     (INS) Scheduled principal and interest payments are insured by one of the following companies:
                                 AMBAC Assurance Corp., MBIA Insurance
                                 Corp., or XL Capital Assurance.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (18.4%)

               COMMUNITY SERVICE (0.0%)(f)
   $ 1,560     Los Angeles, CA, Community Redevelopment
                Agency Hollywood Redevelopment Project
                Tax Allocation Bonds, Series D (INS)               1.50%    7/01/2004       $   1,560
                                                                                            ---------

               CONSUMER FINANCE (1.4%)
    31,000     Caterpillar Financial Services Corp.,
                MTN, Series F                                      6.09     3/01/2004          31,117
    11,300     Caterpillar Financial Services Corp., Notes         6.88     8/01/2004          11,610
                                                                                            ---------
                                                                                               42,727
                                                                                            ---------
               DIVERSIFIED BANKS (4.3%)
     5,000     Bank One Corp., Subordinated Debentures             7.25     8/15/2004           5,157
    25,000     Compass Bank, CD                                    1.44     2/05/2004          25,000
    10,000     First National Bank of Boston,
                Subordinated Notes                                 8.00     9/15/2004          10,404
    20,000     International Funding I, LLC, Secured
                Notes, Series 2002 (LOC) (b)                       3.20     5/01/2004          20,070
    50,000     Union Planters Bank NA, CD                          1.40     6/16/2004          50,000
    25,000     West LB AG, Yankee CD                               1.25     8/04/2004          25,000
                                                                                            ---------
                                                                                              135,631
                                                                                            ---------
               ELECTRIC UTILITIES (0.5%)
    16,550     Alabama Power Co., Senior Notes,
                Series K                                           7.13     8/15/2004          17,052
                                                                                            ---------

               GENERAL OBLIGATION (1.1%)
     6,200     Madison, WI, Taxable Note Anticipation
                Notes, Series 2003                                 1.45     7/01/2004           6,200
     5,025     New York City, GO, Series 2004B                     1.35     8/01/2004           5,025
    22,000     Oakland County, MI, GO Limited Tax
                Notes, Series 2003                                 1.45     5/01/2004          22,001
                                                                                            ---------
                                                                                               33,226
                                                                                            ---------
               LIFE & HEALTH INSURANCE (0.9%)
    27,000     Premium Asset Trust Certificates,
                Series 2001-6 (b)                                  5.25     7/19/2004          27,490
                                                                                            ---------

               OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    15,000     General Electric Capital Corp., MTN, Series A       5.38     4/23/2004          15,136
    25,000     Toronto Dominion, Yankee CD                         1.30     8/04/2004          25,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
   $10,000     Transamerica Finance Corp., MTN,
                Series F (NBGA)                                    6.05%    3/25/2004       $  10,069
                                                                                            ---------
                                                                                               50,205
                                                                                            ---------
               REGIONAL BANKS (1.0%)
     6,000     First of America Bank Corp., Subordinated Notes     8.50     2/01/2004           6,000
    25,000     Wilmington Trust Co., CD                            1.20     5/14/2004          25,000
                                                                                            ---------
                                                                                               31,000
                                                                                            ---------
               SPECIAL ASSESSMENT/TAX/FEE (0.3%)
     8,890     West Virginia Economic Development Auth., RB        1.20     7/01/2004           8,890
                                                                                            ---------
               THRIFTS & MORTGAGE FINANCE (2.4%)
    14,000     Countrywide Home Loans, Inc., MTN, Series E         7.26     5/10/2004          14,222
    55,624     Countrywide Home Loans, Inc., MTN, Series J         5.25     6/15/2004          56,415
     5,000     Countrywide Home Loans, Inc., Notes                 6.85     6/15/2004           5,101
                                                                                            ---------
                                                                                               75,738
                                                                                            ---------
               TOLL ROADS (0.3%)
    10,600     Toll Road Investors Partnership, Senior
                Bonds, Series 1999B (INS) (b)                      1.45(c)  2/15/2004          10,594
                                                                                            ---------
               U.S. GOVERNMENT (2.9%)
    25,000     Federal Home Loan Mortgage Corp., MTN               1.20     8/06/2004          25,000
    25,000     Federal Home Loan Mortgage Corp., MTN               1.31     8/30/2004          25,000
    15,000     Federal Home Loan Mortgage Corp., Notes             6.25     7/15/2004          15,334
    25,000     Federal National Mortgage Assoc., Notes             1.61    12/30/2004          25,000
                                                                                            ---------
                                                                                               90,334
                                                                                            ---------
               WIRELESS TELECOMMUNICATION SERVICES (1.7%)
    50,000     Vodafone Group plc, Global Notes                    7.63     2/15/2005          53,091
                                                                                            ---------
               Total fixed-rate instruments (cost: $577,538)                                  577,538
                                                                                            ---------
               COMMERCIAL PAPER (11.6%)
               ASSET-BACKED FINANCING (7.6%)
    30,507     Cooperative Associates Tractor Dealers,
                Series B (INS)                                     1.20     2/18/2004          30,490
    12,900     Cooperative Associates Tractor Dealers,
                Series B (INS)                                     1.12     4/02/2004          12,875
    28,000     Lockhart Funding LLC (a,b)                          1.18     2/25/2004          27,978
    17,800     Lockhart Funding LLC (a,b)                          1.18     3/10/2004          17,778

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
   $40,000     Lockhart Funding LLC (a,b)                          1.17%    3/17/2004       $  39,942
    12,000     Lockhart Funding LLC (a,b)                          1.17     3/26/2004          11,979
     7,533     Sunbelt Funding Corp. (a,b)                         1.13     2/02/2004           7,533
    19,622     Sunbelt Funding Corp. (a,b)                         1.14     2/19/2004          19,611
    12,547     Sunbelt Funding Corp. (a,b)                         1.15     2/25/2004          12,537
    17,515     Sunbelt Funding Corp. (a,b)                         1.14     2/26/2004          17,501
    15,000     Sunbelt Funding Corp. (a,b)                         1.13     3/02/2004          14,986
    25,000     Sunbelt Funding Corp. (a,b)                         1.18     5/11/2004          24,918
                                                                                            ---------
                                                                                              238,128
                                                                                            ---------
               DIVERSIFIED BANKS (2.5%)
    30,000     Macquarie Bank Ltd.                                 1.12     3/09/2004          29,965
    25,000     Macquarie Bank Ltd.                                 1.24     9/15/2004          24,805
    25,000     UBN Delaware, Inc.                                  1.10     4/06/2004          24,950
                                                                                            ---------
                                                                                               79,720
                                                                                            ---------
               ELECTRIC UTILITIES (0.1%)
     2,553     Union Electric Co.                                  1.03     2/02/2004           2,553
                                                                                            ---------
               MUNICIPAL FINANCE (1.0%)
    30,000     New York Job Development Auth., Series H            1.07     2/24/2004          29,979
                                                                                            ---------
               SALES TAX (0.4%)
    13,600     Dallas Area Rapid Transit, Series 2001              1.21     7/14/2004          13,600
                                                                                            ---------
               Total commercial paper (cost: $363,980)                                        363,980
                                                                                            ---------
               PUT BONDS (4.4%)
               AUTOMOBILE MANUFACTURERS (0.8%)
    25,000     BMW US Capital, LLC, Notes (b)                      4.07     6/07/2016          25,252
                                                                                            ---------
               DIVERSIFIED BANKS (1.2%)
     6,825     Los Angeles, CA, Community Redevelopment
                Agency MFH, RB, Series 2003B                       1.30    10/15/2038           6,825
    30,000     M&I Marshall & Ilsley, Bank Notes                   5.25    12/15/2016          30,977
                                                                                            ---------
                                                                                               37,802
                                                                                            ---------
               OIL & GAS REFINING & MARKETING & TRANSPORTATION (1.9%)
    16,000     Harris County, TX, Industrial
                Development Corp., RB, Series 1995 (b)             1.10     3/01/2023          16,000
    16,944     Harris County, TX, Industrial
                Development Corp., RB, Series 1995 (b)             1.11     3/01/2023          16,944

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
   $25,561     Harris County, TX, Industrial
                 Development Corp., RB, Series 1995 (b)            1.12%    3/01/2023       $  25,561
                                                                                            ---------
                                                                                               58,505
                                                                                            ---------
               WATER UTILITIES (0.5%)
    10,395     Destin Water Users, Inc., FL, Taxable RB
                 Anticipation Notes, Series 2003                   1.68     8/01/2006          10,395
     5,165     South Walton Utility Co., Inc., FL, Taxable RB
                 Anticipation Notes, Series 2003                   1.68     8/01/2006           5,165
                                                                                            ---------
                                                                                               15,560
                                                                                            ---------
               Total put bonds (cost: $137,119)                                               137,119
                                                                                            ---------
               VARIABLE-RATE DEMAND NOTES (44.3%)
               AGRICULTURAL PRODUCTS (0.5%)
    15,000     Mississippi Business Finance Corp., RB,
                 Series 2002 (LOC)                                 1.15     4/01/2012          15,000
                                                                                            ---------
               AIRPORT/PORT (1.0%)
    18,750     Lake Charles, LA, Harbor and Terminal District
                 Port Improvement RB, Series 1994 (LOC)            1.29     1/01/2019          18,750
    11,800     Tulsa, OK, Airport Improvement Trust RB (LOC)       1.13     6/01/2023          11,800
                                                                                            ---------
                                                                                               30,550
                                                                                            ---------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
     7,300     St. Charles Parish, LA, RB, Series 2002 (LOC)       1.23     9/01/2024           7,300
                                                                                            ---------
               APPROPRIATED DEBT (0.3%)
    10,805     New Jersey Sports and Exposition Auth.,
                 Bonds, Series 2002C (LIQ) (INS)                   1.12     3/01/2005          10,805
                                                                                            ---------
               ASSET-BACKED FINANCING (2.1%)
    13,410     Capital One Funding Corp., Notes,
                 Series 1996E (LOC)                                1.12     7/02/2018          13,410
    23,373     Cornerstone Funding Corp. I, Notes,
                 Series 2000A (LOC)                                1.17     4/01/2020          23,373
     6,343     Cornerstone Funding Corp. I, Notes,
                 Series 2000B (LOC)                                1.22     1/01/2021           6,343
     4,200     Cornerstone Funding Corp. I, Notes,
                 Series 2003G (LOC)                                1.22     1/01/2024           4,200

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
   $18,239     Cornerstone Funding Corp. I, Notes,
                Series 2001B (LOC)                                 1.17%    9/01/2026       $  18,239
                                                                                            ---------
                                                                                               65,565
                                                                                            ---------
               AUTO PARTS & EQUIPMENT (1.2%)
    15,000     Alabama IDA, RB, (LOC)                              1.32    10/01/2019          15,000
    10,240     Bardstown, KY, RB, Series 1994 (LOC)                1.18     6/01/2024          10,240
    11,275     Bardstown, KY, RB, Series 1995 (LOC)                1.18     3/01/2025          11,275
                                                                                            ---------
                                                                                               36,515
                                                                                            ---------
               BROADCASTING & CABLE TV (0.8%)
    24,800     New Jersey Economic Development Auth.,
                RB, Series 1997A (NBGA) (b)                        1.10    10/01/2021          24,800
                                                                                            ---------
               BUILDING PRODUCTS (0.8%)
    25,000     Concrete Co., Demand Notes,
                Series 2003A (LOC)                                 1.15     3/01/2033          25,000
                                                                                            ---------
               BUILDINGS (0.3%)
     9,355     Downtown Marietta Development Auth., GA,
                RB, Series 1996B (LOC)                             1.21     7/01/2021           9,355
                                                                                            ---------
               CASINOS & GAMING (2.3%)
    21,000     Detroit, MI, Economic Development Corp.,
                RB, Series 1999A (LOC)                             1.15     5/01/2009          21,000
    41,830     Detroit, MI, Economic Development Corp.,
                RB, Series 1999C (LOC)                             1.27     5/01/2009          41,830
     9,950     Greenville, SC, Memorial Auditorium
                District Public Facilities, COP (MLO),
                Series 1996C (LOC)                                 1.20     9/01/2017           9,950
                                                                                            ---------
                                                                                               72,780
                                                                                            ---------
               COMMUNITY SERVICE (0.2%)
     7,000     Roman Catholic Diocese of Raleigh, NC,
                Notes, Series A (LOC)                              1.15     6/01/2018           7,000
                                                                                            ---------
               DEPARTMENT STORES (1.0%)
    31,320     Belk, Inc., RB, Series 1998 (LOC)                   1.12     7/01/2008          31,320
                                                                                            ---------
               DIVERSIFIED COMMERCIAL SERVICES (0.2%)
     6,145     Ferriot, Inc., Notes, Series 1999 (LOC)             1.15     4/01/2020           6,145
                                                                                            ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
               EDUCATION (0.5%)
   $15,000     Pepperdine Univ., Taxable Bonds, Series 2002B       1.20%    8/01/2037       $  15,000
                                                                                            ---------
               ELECTRIC UTILITIES (0.7%)
    21,600     Muskogee Industrial Trust, PCRB, Series 1997A       1.21     6/01/2027          21,600
                                                                                            ---------
               ENVIRONMENTAL SERVICES (0.2%)
     6,700     Texas Disposal Systems, Inc., Notes,
                Series 2000 (LOC)                                  1.15     5/01/2012           6,700
                                                                                            ---------
               GENERAL OBLIGATION (0.8%)
    26,745     Community Development of National City, CA,
                Tax Allocation Bonds, Series 2001A (LIQ)(INS)      1.22     8/01/2025          26,745
                                                                                            ---------
               HEALTH CARE FACILITIES (3.4%)
    12,030     American Health Care Centers, Inc.,
                Notes, Series 1999 (LOC)                           1.15     2/01/2019          12,030
    18,695     Bronson Lifestyle Improvement & Research
                Center, Notes, Series A (LOC)                      1.12     9/01/2030          18,695
     6,200     Centrastate Medical Arts Building, LLC,
                Demand Bonds, Series 2000 (LOC)                    1.25    12/01/2025           6,200
     7,400     Crystal Clinic, Notes, Series 2000 (LOC)            1.15     4/01/2020           7,400
    18,500     Garlands of Barrington Lenders Inc.,
                Taxable Demand Notes, Series 2002E (LOC)           1.12     4/01/2032          18,500
    15,000     Infirmary Health Systems Special Care, RB,
                Series 2000B (LOC)                                 1.15     1/01/2024          15,000
    12,145     Louisiana Public Facilities Auth., RB,
                Series 2002D (LOC)                                 1.22     7/01/2028          12,145
     7,835     MCE MOB IV LP, Taxable Demand Notes,
                Series 2002 (LOC)                                  1.12     8/01/2022           7,835
     7,425     Terre Haute, IN, Taxable RB, Series 2002D (LOC)     1.25     8/01/2032           7,425
                                                                                            ---------
                                                                                              105,230
                                                                                            ---------
               HEALTH MISCELLANEOUS (0.5%)
    16,030     Gulf Breeze Healthcare Facilities, RB,
                Series 1999 (NBGA) (b)                             1.21     1/01/2024          16,030
                                                                                            ---------
               HOME FURNISHINGS (0.4%)
    11,640     Standard Furniture Manufacturing Co., Inc.,
                Promissory Notes, Series 2002 (LOC)                1.20     3/01/2015          11,640
                                                                                            ---------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
               HOSPITAL (0.5%)
   $15,800     Indiana Health Facility Financing Auth., RB,
                Series 1999B (LOC)                                 1.15%    1/01/2019       $  15,800
                                                                                            ---------
               HOTELS, RESORTS, & CRUISE LINES (0.4%)
    13,415     Central Michigan Inns, RB, Series 1998A (LOC)       1.18    11/01/2028          13,415
                                                                                            ---------
               HOUSEHOLD APPLIANCES (0.4%)
    14,200     Mississippi Business Finance Corp., Industrial
                Development RB, Series 2000 (LOC)                  1.17     6/01/2015          14,200
                                                                                            ---------
               INDUSTRIAL CONGLOMERATES (0.4%)
    14,000     Mississippi Business Finance Corp., RB,
                Series 1998 (b)                                    1.10     2/01/2023          14,000
                                                                                            ---------
               INDUSTRIAL GASES (0.2%)
     5,900     Sandhill Group, LLC, Option Notes,
                Series 2003 (LOC)                                  1.20    12/01/2013           5,900
                                                                                            ---------
               INDUSTRIAL MACHINERY (1.6%)
    25,000     Hampton Hydraulics, LLC, Promissory Notes,
                Series 2003 (LOC)                                  1.15     4/01/2013          25,000
    10,960     Savannah, GA, Economic Development
                Auth., RB, Series 1998 (LOC)                       1.13     6/01/2018          10,960
    12,795     Sterling Pipe & Tube, Inc., Notes,
                Series 2000 (LOC)                                  1.15    11/01/2012          12,795
                                                                                            ---------
                                                                                               48,755
                                                                                            ---------
               INTERNET SOFTWARE & SERVICES (0.3%)
     9,250     Software Capital Investments, LLC, Bonds,
                Series 2003 (LOC)                                  1.15     6/01/2005           9,250
                                                                                            ---------
               LEISURE FACILITIES (1.3%)
     8,740     First Church of God, Notes, Series 2002 (LOC)       1.25    10/03/2022           8,740
        55     Golf Club of Georgia Inc., Bonds,
                Series 2001 (LOC)                                  2.57    10/01/2021              55
    31,500     Olympic Club, RB, Series 2002 (LOC)                 1.16    10/01/2032          31,500
                                                                                            ---------
                                                                                               40,295
                                                                                            ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
               LEISURE PRODUCTS (0.3%)
   $ 8,995     McDuffie County, GA, Development Auth., RB,
                Series 2002 (LOC)                                  1.20%    8/01/2022       $   8,995
                                                                                            ---------
               MULTIFAMILY HOUSING (2.7%)
       200     Arbor Station IV, LLC, Notes,
                Series 1999A (LOC)                                 1.09     2/01/2024             200
    13,615     Arbor View II, LLC, Notes, Series 2001A (LOC)       1.09     4/01/2028          13,615
    21,485     Capital Trust Agency MFH, RB,
                Series 1999B (NBGA) (b)                            1.21    12/01/2032          21,485
    20,000     Memphis, TN, Health, Educational and Housing
                Facility Board Bonds, Series 2000 (NBGA) (b)       1.21     8/01/2032          20,000
    11,500     New York City Housing Development Corp.,
                Multi-Family Mortgage RB, Series 2001A (LOC)       1.17    12/01/2034          11,500
     8,700     New York City Housing Development Corp.,
                Multi-Family Mortgage RB, Series 2002B (LOC)       1.17    12/01/2035           8,700
     8,700     New York State Housing Finance Agency,
                RB, Series 2000B (LOC)                             1.15    11/01/2033           8,700
                                                                                            ---------
                                                                                               84,200
                                                                                            ---------
               NURSING/CCRC (2.2%)
    20,695     Chestnut Partnership, Bonds, Series 1999 (LOC)      1.15     1/01/2029          20,695
    11,800     Lincolnwood Funding Corp., RB,
                Series 1995A (LOC)                                 1.18     8/01/2015          11,800
    35,900     Riderwood Village, Inc., Notes,
                Series 2001 (LOC)                                  1.25     7/01/2031          35,900
                                                                                            ---------
                                                                                               68,395
                                                                                            ---------
               OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    14,400     Municipal Gas Auth. of Georgia, RB,
                Series 2003A (LOC)                                 1.13     2/01/2015          14,400
    23,500     Southeast Alabama Gas District, RB,
                Series 2003A (LIQ) (INS)                           1.18     6/01/2023          23,500
                                                                                            ---------
                                                                                               37,900
                                                                                            ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    15,375     KBL Capital Fund, Inc., Notes, Series A (LOC)       1.12     5/01/2027          15,375
                                                                                            ---------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
               PAPER PRODUCTS (0.6%)
   $10,019     Bancroft Bag, Inc., Notes, Series 1998 (LOC)        1.16%   11/01/2008    $     10,019
     9,420     Mac Papers, Inc., Demand Bonds,
                Series 1995 (LOC)                                  1.12     8/03/2015           9,420
                                                                                            ---------
                                                                                               19,439
                                                                                            ---------
               PROPERTY & CASUALTY INSURANCE (2.2%)
    70,000     Alfa Corp., Promissory Notes, Series 2002 (b)       1.30     6/01/2017          70,000
                                                                                            ---------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (8.9%)
    10,500     Cornerstone Funding Corp. I, Notes,
                Series 2000C (LOC)                                 1.17    12/01/2020          10,500
    13,230     Dellagnese Properties LLC, Taxable
                Demand Notes, Series 2000 (LOC)                    1.15    11/01/2025          13,230
    30,000     Earthsky Limited, Taxable Trust Redeemable
                Securities, Series 2003A (LOC) (b)                 1.40     9/01/2013          30,000
    25,000     Eel River Investment Co., Taxable Notes,
                Series 2003A (LOC) (b)                             1.30     4/01/2013          25,000
    16,300     Exchange at Hammond LLC, Bonds,
                Series 2002 (LOC)                                  1.24     8/01/2022          16,300
    18,695     Fairway Park Properties LLC, Notes,
                Series 2001 (LOC)                                  1.15    10/15/2026          18,695
     8,370     Houston County, GA, IDA, RB,
                Series 1997 (LOC)                                  1.16     8/01/2012           8,370
    12,000     JPV Capital LLC, Notes, Series 1999A (LOC)          1.17    12/01/2039          12,000
    14,835     JPV Capital LLC, Notes, Series 2001A (LOC)          1.15     7/01/2041          14,835
     6,605     Kederike Financial Group, LLC, Bonds,
                Series 2002A (LOC)                                 1.25     7/01/2022           6,605
     9,155     LAM Funding LLC, Notes, Series A (LOC)              1.12    12/15/2027           9,155
    24,510     Mayfair at Great Neck, NY, Bonds,
                Series 1997 (LOC)                                  1.13     1/01/2023          24,510
    12,710     Peachtree-Dunwoody Properties LLC,
                Demand Bonds, Series 2003 (LOC)                    1.15     3/01/2023          12,710
     9,630     Pierce Memorial Baptist Home, Inc.,
                Bonds, Series 1999 (LOC)                           1.15    10/01/2028           9,630
    10,620     SBAR-Piperno Co., RB, Series 1998 (LOC)             1.12     9/01/2012          10,620
    20,000     Sea Island Co. and Sea Island Coastal
                Properties LLC, Notes, Series 2003 (LOC)           1.15     4/01/2023          20,000
    21,865     SF Tarns LLC, RB, Series 2000 (LOC)                 1.20    12/01/2025          21,865
    14,500     Shepherd Capital LLC, Notes,
                Series 2003A (LOC)                                 1.15     1/01/2053          14,500
                                                                                            ---------
                                                                                              278,525
                                                                                            ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
               REAL ESTATE TAX/FEE (0.4%)
   $12,000     Mississippi Development Bank, Special
                Obligation Bonds, Series 2002 (LIQ) (INS)          1.18%    6/01/2032       $  12,000
                                                                                            ---------
               SPECIAL ASSESSMENT/TAX/FEE (0.7%)
    22,050     County of Cuyahoga, OH, RB,
                Series 1992B (LOC)                                 1.22     6/01/2022          22,050
                                                                                            ---------
               SPECIALTY CHEMICALS (0.2%)
     6,500     Gary, IN, Empowerment Zone Bonds,
                Series 2000A (LOC)                                 1.35     5/11/2020           6,500
                                                                                            ---------
               SPECIALTY STORES (0.2%)
     5,500     Express Oil Change, LLC, Notes (LOC)                1.15     7/01/2018           5,500
                                                                                            ---------
               STEEL (0.3%)
    10,570     Indiana Development Finance Auth., RB,
                Series 1998 (LOC)                                  1.19     1/01/2009          10,570
                                                                                            ---------
               TEXTILES (0.6%)
    10,000     Alabama IDA, RB, (LOC)                              2.00     7/01/2021          10,000
     7,930     Loma Co. LLC, Floating Rate Option
                Notes (LOC)                                        1.12    12/01/2008           7,930
                                                                                            ---------
                                                                                               17,930
                                                                                            ---------
               TRUCKING (0.2%)
     7,000     Iowa 80 Group Inc., Taxable Demand
                Bonds, Series 2003 (LOC)                           1.30     6/01/2016           7,000
                                                                                            ---------
               WATER/SEWER UTILITY (0.6%)
    17,150     Hesperia, CA, Public Financing Auth., RB,
                Series 1998A (LOC)                                 1.15     6/01/2026          17,150
     3,100     Kern Water Bank Auth., CA, RB,
                Series 2003B (LOC)                                 1.20     7/01/2028           3,100
                                                                                            ---------
                                                                                               20,250
                                                                                            ---------
               Total variable-rate demand notes (cost: $1,391,324)                          1,391,324
                                                                                            ---------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
               ADJUSTABLE-RATE NOTES (22.8%)
               ASSET-BACKED FINANCING (0.9%)
   $29,400     Descartes Funding Trust, Short Term Notes
                (acquired 12/18/2003; cost $29,400) (b,d)          1.10%   11/15/2004       $  29,400
                                                                                            ---------
               COMMERICAL MORTGAGE-BACKED SECURITIES (2.6%)
    41,162     Paragon Mortgages PLC, Notes, Class A1 (b)          1.12     9/15/2004          41,162
    17,603     Residential Mortgage Securities 14 Plc,
                Class A1, Notes (b)                                1.14     3/10/2004          17,603
    24,367     Residential Mortgage Securities 16 Plc,
                Class A1, Notes (b)                                1.13     9/11/2004          24,367
                                                                                            ---------
                                                                                               83,132
                                                                                            ---------
               CONSUMER FINANCE (2.1%)
    35,000     Household Finance Corp., MTN                        1.17     8/18/2004          35,000
    30,000     SLM Corp., Extendible Notes (b)                     1.12    12/31/2004          30,000
                                                                                            ---------
                                                                                               65,000
                                                                                            ---------
               DIVERSIFIED BANKS (9.6%)
    50,000     Associates Bank NA, Notes (e)                       1.13     2/03/2005          50,000
    50,000     National Bank of Commerce, CD                       1.09     9/17/2004          49,997
    50,000     Northern Rock PLC, Senior MTN (b)                   1.18    12/09/2004          50,000
    50,000     Northern Rock PLC, Senior MTN (b)                   1.11     1/13/2005          50,000
    25,300     Washington Mutual Bank, FA, Senior
                Global Notes                                       1.50     5/14/2004          25,322
    75,000     Washington Mutual Bank, FA, Senior
                Global Notes, Series 5                             1.30    11/24/2004          75,000
                                                                                            ---------
                                                                                              300,319
                                                                                            ---------
               ELECTRIC UTILITIES (1.1%)
    33,800     Mississippi Power Co., Senior Notes, Series D       1.27     3/12/2004          33,804
                                                                                            ---------
               GAS UTILITIES (2.4%)
    76,665     Baltimore Gas & Electric Co., 1st
                Refunding Mortgage Bonds                           1.18     9/01/2004          76,665
                                                                                            ---------
               LIFE & HEALTH INSURANCE (1.5%)
     4,167     Premium Asset Trust Certificates,
                Series 2003-1 (b)                                  1.18     2/27/2004           4,167
    17,000     Premium Asset Trust Certificates,
                Series 1999-3 (b)                                  1.57     6/30/2004          17,020

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                    COUPON OR
    AMOUNT     SECURITY                                   DISCOUNT RATE      MATURITY           VALUE
-----------------------------------------------------------------------------------------------------
   $25,000     Premium Asset Trust Certificates,
                Series 2003-12 (b)                                 1.12%   12/22/2004      $   25,000
                                                                                           ----------
                                                                                               46,187
                                                                                           ----------
               MANAGED HEALTH CARE (0.7%)
    20,700     Unitedhealth Group Inc., Notes (b)                  1.77    11/09/2004          20,784
                                                                                           ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    20,000     General Electric Capital Corp., Extendible
                Monthly Securities, MTN, Series A                  1.19     2/08/2005          20,000
                                                                                           ----------
               THRIFTS & MORTGAGE FINANCE (0.8%)
    25,000     Countrywide Home Loans, Inc., MTN, Series L         1.30     9/24/2004          24,996
                                                                                           ----------
               U.S. GOVERNMENT (0.5%)
    15,000     Federal National Mortgage Assoc., Notes             1.20     2/08/2005          15,000
                                                                                           ----------
               Total adjustable-rate notes (cost: $715,287)                                   715,287
                                                                                           ----------

               TOTAL INVESTMENTS (COST: $3,185,248)                                        $3,185,248
                                                                                           ==========

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Commercial paper issued in reliance on the "private placement"
                 exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

             (b) Restricted security that is not registered under the Securities
                 Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

             (c) Zero-coupon security. Rate represents the effective yield at date of purchase.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

             (d) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2004, was $29,400,000, which represented 0.9% of the Fund's net assets.

             (e) At January 31, 2004, the cost of securities purchased on a when-issued basis was $50,000,000.

             (f) Represents less than 0.1% of net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS
   Investments in securities (valued at amortized cost)                   $3,185,248
   Cash                                                                        7,267
   Receivables:
      Capital shares sold                                                      9,610
      Interest                                                                10,123
      Securities sold                                                         46,057
                                                                          ----------
         Total assets                                                      3,258,305
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $50,000)                          105,150
      Capital shares redeemed                                                 15,321
   Accrued management fees                                                       645
   Other accrued expenses and payables                                            11
                                                                          ----------
         Total liabilities                                                   121,127
                                                                          ----------
            Net assets applicable to capital shares outstanding           $3,137,178
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $3,137,178
                                                                          ==========
   Capital shares outstanding                                              3,137,178
                                                                          ==========
   Authorized shares of $.01 par value                                     7,700,000
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $     1.00
                                                                          ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                  (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                       $20,597
                                                                         -------
EXPENSES
   Management fees                                                         3,977
   Administrative and servicing fees                                       1,657
   Transfer agent's fees                                                   3,059
   Custodian's fees                                                          580
   Postage                                                                   228
   Shareholder reporting fees                                                199
   Directors' fees                                                             2
   Registration fees                                                          32
   Professional fees                                                          51
   Other                                                                      16
                                                                         -------
      Total expenses                                                       9,801
   Expenses paid indirectly                                                   (2)
                                                                         -------
      Net expenses                                                         9,799
                                                                         -------

NET INVESTMENT INCOME                                                    $10,798
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                     1/31/2004       7/31/2003
                                                   ---------------------------
FROM OPERATIONS
   Net investment income                           $    10,798     $    40,091
                                                   ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                               (10,798)        (40,091)
                                                   ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                         1,581,850       3,196,105
   Reinvested dividends                                 10,565          39,264
   Cost of shares redeemed                          (1,853,970)     (3,406,095)
                                                   ---------------------------
      Decrease in net assets from
         capital share transactions                   (261,555)       (170,726)
                                                   ---------------------------
Net decrease in net assets                            (261,555)       (170,726)

NET ASSETS
   Beginning of period                               3,398,733       3,569,459
                                                   ---------------------------
   End of period                                   $ 3,137,178     $ 3,398,733
                                                   ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                       1,581,850       3,196,105
   Shares issued for dividends reinvested               10,565          39,264
   Shares redeemed                                  (1,853,970)     (3,406,095)
                                                   ---------------------------
      Decrease in shares outstanding                  (261,555)       (170,726)
                                                   ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2004, the cost of outstanding when-issued commitments for the Fund was $50,000,000.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $2,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of $8,000. The Fund had no borrowings under either of these agreements during the year ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

                 annualized rate of 0.24% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred management fees, paid or payable to the Manager, of $3,977,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,657,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $3,059,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2004, the Association and its affiliates owned 1,185,000 shares (0.04%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2004 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                           YEAR ENDED JULY 31,
                           ------------------------------------------------------------------------------------------
                                 2004             2003            2002           2001             2000           1999
                           ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period     $     1.00       $     1.00      $     1.00     $     1.00       $     1.00     $     1.00
Income from investment
   operations:
   Net investment income          .00(e)           .01             .02            .05              .05            .05
Less distributions:
   From net investment
   income                        (.00)(e)         (.01)           (.02)          (.05)            (.05)          (.05)
                           ------------------------------------------------------------------------------------------
Net asset value at
   end of period           $     1.00       $     1.00      $     1.00     $     1.00       $     1.00     $     1.00
                           ==========================================================================================
Total return (%)*                 .33             1.15            2.02           5.54             5.66           4.95
Net assets at end
   of period (000)         $3,137,178       $3,398,733      $3,569,459     $3,867,791       $3,427,820     $3,011,013
Ratio of expenses to
   average net
   assets (%)**                   .59(a,d)         .59(d)          .57(d)         .49(b,d)         .46(c)         .45
Ratio of expenses to
   average net assets,
   excluding
   reimbursements (%)**           N/A              N/A             N/A            .49(d)           .48            .48
Ratio of net investment
   income to average
   net assets (%)**               .65(a)          1.15            2.01           5.36             5.56           4.83

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2004, average net assets were $3,293,599,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(c) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the
    Fund's average annual net assets.
(d) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                    -             (.01)%             -              -              N/A            N/A
(e) Represents less than $0.01 per share.

36

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23428-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.